Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Schedule of Share-Based Payment Expense Related to Stock Options and Restricted Stock Units	The share-based payment expense related to stock options and restricted stock units (“RSU”) for employees, directors, consultants and former employees received was as follows:
	Year ended December 31,
	2023	2022
Equity-settled share-based payment plans	10,915	21,788

Schedule of Outstanding Stock Options	Details of the outstanding stock options are as follows:
	Year ended December 31,
	2023		2022
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	21,804,233	3.47	12,546,733	4.86
Granted	13,156,250	2.58	9,592,500	1.68
Exercised	(3,047,346)	0.85	(70,000)	0.41
Forfeited	—	—	(205,000)	5.65
Cancelled	(10,633,750)	5.15	—	—
Expired	(340,000)	5.47	(60,000)	4.37
Outstanding, December 31,	20,939,387	2.41	21,804,233	3.47
Exercisable, December 31,	11,112,519	2.01	2,306,375	0.46

Schedule of Option Grants	The inputs used to value the option grants using the Black-Scholes model are as follows:
Grant date	June 30, 2023	December 22, 2023
Dividend yield (%)	—	—
Expected share price volatility (%)	98%	91%
Risk-free interest rate (%)	4.49%	4.04%
Expected life of stock options (years)	3	3
Share price (CAD)	1.89	3.83
Exercise price (CAD)	1.89	3.83
Fair value of options (USD)	0.84	1.61
Vesting period (years)	1.5	1.5
Number of options granted	8,471,250	4,685,000

Schedule of RSUs	Details of the RSUs are as follows:
	Year ended December 31,
	2023		2022
	Number of RSUs	Weighted Average Grant Price ($CAD)	Number of RSUs	Weighted Average Grant Price ($CAD)
Outstanding, January 1,	400,000	3.73	200,000	5.01
Granted	475,000	3.83	200,000	2.45
Settled	(250,002)	3.13	—	—
Outstanding, December 31,	624,998	4.05	400,000	3.73